Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Measurements
Note 5. Fair Value Measurements
The table below presents the Company’s financial assets and liabilities measured at fair value on a recurring basis aggregated by the level in the fair value hierarchy:

	As of September 30, 2025
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Mutual funds	$3,836	$—	$—	$3,836
U.S. Government money market funds	41	—	—	41
Committed equity facility	—	—	125	125

Total assets, measured at fair value	$3,877	$—	$125	$4,002

Liabilities:
Unissued shares of common stock	$155	$—	$—	$155
Other earnout shares	—	—	20,561	20,561

Total liabilities, measured at fair value	$155	$—	$20,561	$20,716

	As of December 31, 2024
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government treasury securities	$30,580	$—	$—	$30,580
U.S. Government money market funds	9,247	—	—	9,247
Mutual funds	5,067	—	—	5,067

Total assets, measured at fair value	$44,894	$—	$—	$44,894

Liabilities:
2023 convertible notes	$—	$—	$132,687	$132,687
Pay-to-Play convertible notes	—	—	15,942	15,942
Legacy warrants	—	—	14,711	14,711

Total liabilities, measured at fair value	$—	$—	$163,340	$163,340

Level 1 instruments consisted of mutual funds, U.S. Government money market funds and U.S. Government treasury securities, because they were valued using quoted prices in active markets and can be redeemed on any business days with an intermediary. Additionally, the accrued liability associated with unissued shares of common stock due to advisors of the Company under service contracts is included as a Level 1 instrument in accrued expenses and other current liabilities on the condensed consolidated balance sheet as of September 30, 2025, as it uses the Company’s share price as of period end for remeasurement.
Level 3 instruments consist of the Other Earnout Shares (see Note 3), the day-one put right and subsequent-draw forward contracts associated with the Committed Equity Facility (see Notes 6 and 13) as well as the historical convertible notes and legacy warrants.
Changes in the fair value measurement of Level 3 instruments are related to unrealized gains (losses) resulting from the remeasurement of the historical convertible notes and legacy warrants (see Notes 9 and 10), the unissued shares of common stock, the Other Earnout Shares, and the Committed Equity Facility (see Notes 6 and 13). The respective changes for remeasurement are reflected in the change in fair value of convertible notes, change in fair value of warrants, change in fair value of the other earnout shares and change in fair value of committed equity facility in the condensed consolidated statements of operations.

The change in the fair values of the Company’s Level 3 instruments during the three and nine months ended September 30, 2025 and 2024, were as follows:

(Amounts in thousands)	Committed equity facility	Pay-to-Play convertible notes	2023 convertible notes	Legacy warrants	Other earnout shares	Total
Balance as of December 31, 2024	$—	$15,942	$132,687	$14,711	$—	$163,340
Issuance of other earnout shares	—	—	—	—	126,024	126,024
Committed equity facility - day one put option	443	—	—	—	—	443
Committed equity facility - drawdown forward contracts	(255)	—	—	—	—	(255)
Change in estimated fair value	(63)	27,232	138,471	60,345	(105,463)	120,522
Conversion to common stock	—	(43,174)	(271,158)	(75,056)	—	(389,388)

Balance as of September 30, 2025	$125	$—	$—	$—	$20,561	$20,686

(Amounts in thousands)	Committed equity facility	Pay-to-Play convertible notes	2023 convertible notes	Legacy warrants	Other earnout shares	Total
Balance as of June 30, 2025	$—	$—	$—	$—	$16,763	$16,763
Committed equity facility - day one put option	443	—	—	—	—	443
Committed equity facility - drawdown forward contracts	(255)	—	—	—	—	(255)
Change in estimated fair value	(63)	—	—	—	3,798	3,735

Balance as of September 30, 2025	$125	$—	$—	$—	$20,561	$20,686

(Amounts in thousands)	Committed equity facility	Pay-to-Play convertible notes	2023 convertible notes	Legacy warrants	Other earnout shares	Total
Balance as of December 31, 2023	$—	$14,641	$18,064	$3,730	$—	$36,435
Issuance of 2023 convertible notes and related warrants	—	—	105,902	4,816	—	110,718
Issuance of common stock warrants	—	—	—	464	—	464
Change in estimated fair value	—	1,336	24,585	(1,255)	—	24,666

Balance as of September 30, 2024	$—	$15,977	$148,551	$7,755	$—	$172,283

(Amounts in thousands)	Committed equity facility	Pay-to-Play convertible notes	2023 convertible notes	Legacy warrants	Other earnout shares	Total
Balance as of June 30, 2024	$—	$16,042	$133,088	$7,665	$—	$156,795
Change in estimated fair value	—	(65)	15,463	90	—	15,488

Balance as of September 30, 2024	$—	$15,977	$148,551	$7,755	$—	$172,283

There were no transfers between Level 1, Level 2, or Level 3 of the fair value hierarchy dur
ing the three and nine months ended September 30, 2025 and 2024.

Note 4. Fair Value Measurements
The table below presents the Company’s financial assets and liabilities measured at fair value on a recurring basis aggregated by the level in the fair hierarchy (in thousands):

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government treasury securities	$30,580	$—	$—	$30,580
U.S. Government money market funds	9,247	—	—	9,247
Mutual funds	5,067	—	—	5,067

Total assets, measured at fair value	$44,894	$—	$—	$44,894

Liabilities:
Pay-to-Play convertible notes	$—	$—	$15,942	$15,942
2023 Convertible notes	—	—	132,687	132,687
Warrant liabilities	—	—	14,711	14,711

Total liabilities, measured at fair value	$—	$—	$163,340	$163,340

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Pay-to-Play convertible notes	$—	$—	$14,641	$14,641
2023 Convertible notes	—	—	18,064	18,064
Warrant liabilities	—	—	3,730	3,730

Total liabilities, measured at fair value	$—	$—	$36,435	$36,435

Level 1 instruments consisted of U.S. Government treasury securities, U.S. Government money market funds, and mutual funds because they were valued using quoted prices in active markets and can be redeemed on any business days with an intermediary.
Level 3 instruments consisted of the Company’s
Pay-to-Play
Convertible Notes (“P2P Notes”), the 2023 Convertible Notes, and warrant liabilities comprised of the Company’s Series D Shadow preferred stock warrants, Series
D-2
Shadow preferred stock warrants, the warrants issued with the P2P Notes and the 2023 Convertible Notes, and the pre-funded
common stock warrants (see Notes 7 and 8). The Company has elected to apply the fair value option to measure all convertible notes due to the nature of their embedded features.
Changes in the fair value measurement of Level 3 liabilities related to unrealized gains (losses) resulting from remeasurement of the Company’s outstanding convertible notes and warrant liabilities (see Notes 7 and 8) are reflected in the change in fair value of convertible notes and change in fair value of warrant liabilities in the consolidated statements of operations.
The change in the fair value of the Level 3 liabilities during the years ended December 31, 2024 and 2023 was as follows (in thousands):

	Pay-to-Play Convertible notes	2023 Convertible notes	Warrant liabilities	Total
Balance at January 1, 2023	$3,139	$—	$529	$3,668
Reinstatement of common stock warrants as preferred stock warrants	—	—	61	61
Issuance of Pay-to-Play convertible notes and related warrants	8,717	—	565	9,282
Common rights offering	142	—	—	142
Issuance of 2023 convertible notes and related warrants	—	11,175	1,125	12,300
Issuance of Pre-funded common stock warrants	—	—	505	505
Change in estimated fair value	2,643	6,889	945	10,477

Balance at December 31, 2023	$14,641	$18,064	$3,730	$36,435
Issuance of 2023 convertible note warrants and related warrants	—	105,902	4,816	110,718
Issuance of Pre-funded common stock warrants	—	—	464	464
Change in estimated fair value	1,301	8,721	5,701	15,723

Balance at December 31, 2024	$15,942	$132,687	$14,711	$163,340

The Company’s convertible notes and related warrants were classified within level 3 of the fair value hierarchy because there was no active market for the liabilities or similar instruments.

There were no transfers between Level 1, Level 2, or Level 3 of the fair value hierarchy during the years ended December 31, 2024 and 2023. Certain existing investors invested in P2P Notes during the year ended December 31, 2023, and accordingly, their common stock warrants were converted into Series D Shadow preferred stock warrants and reclassified as warrant liabilities (see Notes 7, 8 and 13).
Effective with the Merger on January 13, 2025, all outstanding convertible notes and outstanding warrant liabilities were converted (see Note 1).